FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 61,402	$ 59,010
Financial assets	61,402	59,010
Disclosure of financial liabilities [line items]
Financial liabilities	295,233	287,864
Financial liabilities	293,079	286,537
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,823	12,160
Financial liabilities	13,856	11,350
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	227,693	221,550
Financial liabilities	226,506	221,033
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	211,031	205,336
Financial liabilities	210,159	205,003
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,662	16,214
Financial liabilities	16,347	16,030
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	47,696	50,009
Financial liabilities	47,696	50,009
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	5,021	4,145
Financial liabilities	5,021	4,145
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	11,249	11,222
Financial assets	11,249	11,222
Government bonds
Disclosure of financial assets [line items]
Financial assets	1,416	1,600
Financial assets	1,416	1,600
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	4,593	2,441
Financial assets	4,593	2,441
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	9,788	9,198
Financial assets	9,788	9,198
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	4,488	5,181
Financial assets	4,488	5,181
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	10,329	9,904
Financial assets	10,329	9,904
Other financial assets
Disclosure of financial assets [line items]
Financial assets	30,614	28,324
Financial assets	30,614	28,324
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	19,539	19,464
Financial assets	$ 19,539	$ 19,464